Cost of revenues (Tables)	12 Months Ended
Dec. 31, 2020
Cost of revenues
Schedule of cost of revenue
Cost of revenues consist of the following:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB

Revenue sharing fees and content costs	2,790,038,662	5,176,508,004	7,129,094,348
Bandwidth costs	555,863,781	617,801,344	661,129,019
Others	157,453,785	292,763,988	251,305,218

Total	3,503,356,228	6,087,073,336	8,041,528,585